Drilling Rigs (Details) (USD $)	1 Months Ended		10 Months Ended	12 Months Ended
	May 31, 2010	May 31, 2009 DrillingRig	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Drilling Rings (Textual)
Number of drilling rigs		2
Purchase of rigs for note payable		$ 3,250,000	$ 3,250,000
Shares of common stock due to conversion of convertible note		2,100,000
Estimated net realizable value of future drilling operation						500,000
Impairment on project						2,750,000
Sale of rigs	700,000
Cash recieved on rigs sold	100,000
period for notes issued against remaining balance of ring sold	5 years
Notes receivables reserved against any future uncertainity					$ 400,000